RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended
	May 11, 2021	Feb. 27, 2020	Feb. 17, 2020
Patent Transfer Agreement [Member]
Exchange rate		$ 6.3500
Consideration paid for two patents		$ 22,047
Entrustment Technical Service Agreement [Member]
Amount payable for harvesting		$ 31,465
Exchange rate		$ 6.3500
Mr. Yulin [Member] | Joint Research and Development [Member]
Exchange rate			$ 6.7473
Ownership percentage			18.18%
Amount paid for research and development expenses			$ 35,848
Working capital loan	$ 600,000
capital loan	$ 70,000